BALANCE SHEETS (Parenthetical) (USD $)	May 31, 2013	May 31, 2012
BALANCE SHEETS [Abstract]
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized	480,000,000	480,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares issued	9,000,000	9,000,000
Common stock, shares outstanding	9,000,000	9,000,000